UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Information Technology - 24.2%
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	95,830	$22,074,441
Ciena Corp. (a)	1,055,570	32,997,118

		55,071,559

Electronic Equipment, Instruments & Components - 1.1%
Littelfuse, Inc.	140,810	25,509,139

IT Services - 1.9%
Twilio, Inc.-Class A (a)(b)	586,440	44,112,017

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	1,770,090	32,233,339
Semtech Corp. (a)	654,720	29,423,117
Universal Display Corp. (b)	164,600	20,247,446

		81,903,902

Software - 14.3%
2U, Inc. (a)	463,693	29,170,926
ANSYS, Inc. (a)	209,320	31,303,806
Aspen Technology, Inc. (a)	307,128	26,072,096
Guidewire Software, Inc. (a)	310,439	27,619,758
HubSpot, Inc. (a)	221,280	30,016,632
New Relic, Inc. (a)	357,069	31,868,408
Nutanix, Inc.-Class A (a)	585,668	24,311,079
SailPoint Technologies Holding, Inc. (a)	1,234,327	32,141,875
Splunk, Inc. (a)	265,560	26,513,510
Trade Desk, Inc. (The)-Class A (a)(b)	243,558	30,091,591
Tyler Technologies, Inc. (a)	116,223	24,599,760
Zendesk, Inc. (a)	475,840	26,156,925

		339,866,366

Technology Hardware, Storage & Peripherals - 1.2%
Pure Storage, Inc.-Class A (a)	1,470,260	29,669,847

		576,132,830

Industrials - 21.7%
Aerospace & Defense - 1.2%
Hexcel Corp.	505,971	29,609,423

Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	277,557	18,646,279
XPO Logistics, Inc. (a)	319,510	28,557,804

		47,204,083

Building Products - 2.1%
AO Smith Corp.	317,560	14,458,507
Lennox International, Inc.	173,110	36,507,168

		50,965,675

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	370,384	$18,115,482

Construction & Engineering - 1.9%
Dycom Industries, Inc. (a)	302,030	20,501,796
Jacobs Engineering Group, Inc.	332,600	24,974,934

		45,476,730

Electrical Equipment - 1.2%
AMETEK, Inc.	415,719	27,886,431

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	218,143	21,070,432

Machinery - 6.3%
Gardner Denver Holdings, Inc. (a)	1,108,867	30,005,941
Gates Industrial Corp. PLC (a)(b)	1,204,404	18,126,280
IDEX Corp.	292,423	37,085,085
Lincoln Electric Holdings, Inc.	379,227	30,683,256
Nordson Corp.	283,710	34,802,706

		150,703,268

Professional Services - 0.9%
CoStar Group, Inc. (a)	57,412	20,749,845

Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc.	957,410	30,637,120

Trading Companies & Distributors - 3.1%
SiteOne Landscape Supply, Inc. (a)	354,960	24,151,478
United Rentals, Inc. (a)	231,220	27,762,586
Watsco, Inc.	154,299	22,864,026

		74,778,090

		517,196,579

Health Care - 20.0%
Biotechnology - 10.6%
Aimmune Therapeutics, Inc. (a)(b)	474,270	12,606,097
Allogene Therapeutics, Inc. (a)(b)	233,135	5,597,571
Ascendis Pharma A/S (Sponsored ADR) (a)(b)	195,560	12,572,552
BeiGene Ltd. (Sponsored ADR) (a)(b)	93,669	11,796,674
Biohaven Pharmaceutical Holding Co., Ltd. (a)	406,702	14,661,607
Bluebird Bio, Inc. (a)	129,480	14,851,356
Blueprint Medicines Corp. (a)	219,848	13,360,163
Exact Sciences Corp. (a)	690,662	49,071,535
Guardant Health, Inc. (a)	101,662	3,403,644
Incyte Corp. (a)	219,020	14,196,876
Loxo Oncology, Inc. (a)	116,303	17,754,816
Madrigal Pharmaceuticals, Inc. (a)(b)	58,730	11,209,208
Neurocrine Biosciences, Inc. (a)	336,290	36,033,474
Rubius Therapeutics, Inc. (a)(b)	593,971	9,758,944
Sage Therapeutics, Inc. (a)	126,492	16,276,991
Ultragenyx Pharmaceutical, Inc. (a)	224,841	10,893,546

		254,045,054

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 3.6%
AxoGen, Inc. (a)	643,322	$23,989,477
Inogen, Inc. (a)	160,240	30,376,697
Penumbra, Inc. (a)	227,755	30,974,680

		85,340,854

Health Care Providers & Services - 1.4%
Amedisys, Inc. (a)	300,490	33,053,900

Health Care Technology - 1.9%
Teladoc Health, Inc. (a)(b)	647,706	44,911,934

Life Sciences Tools & Services - 1.7%
ICON PLC (a)	288,396	39,821,720

Pharmaceuticals - 0.8%
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	80,353	11,047,734
Revance Therapeutics, Inc. (a)	410,668	8,940,242

		19,987,976

		477,161,438

Consumer Discretionary - 18.3%
Diversified Consumer Services - 5.0%
Bright Horizons Family Solutions, Inc. (a)	380,428	43,714,981
Chegg, Inc. (a)	1,224,772	33,411,780
Grand Canyon Education, Inc. (a)	347,334	43,312,550

		120,439,311

Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc.-Class A (a)	47,320	21,782,816
Hilton Grand Vacations, Inc. (a)	1,126,033	30,256,507
Planet Fitness, Inc. (a)	909,893	44,666,647

		96,705,970

Internet & Direct Marketing Retail - 4.2%
Etsy, Inc. (a)	786,540	33,443,681
GrubHub, Inc. (a)	381,070	35,340,431
Wayfair, Inc.-Class A (a)	285,110	31,444,782

		100,228,894

Multiline Retail - 1.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	347,752	32,306,161

Specialty Retail - 3.6%
Burlington Stores, Inc. (a)	258,680	44,361,033
Five Below, Inc. (a)	367,218	41,796,753

		86,157,786

		435,838,122

Financials - 7.2%
Banks - 3.7%
Cadence BanCorp	1,408,843	31,079,076

Company	Shares	U.S. $ Value
SVB Financial Group (a)	119,081	$28,249,586
Wintrust Financial Corp.	390,540	29,735,716

		89,064,378

Capital Markets - 3.5%
Affiliated Managers Group, Inc.	172,228	19,575,434
Lazard Ltd.-Class A	869,943	34,571,535
Stifel Financial Corp.	646,733	29,568,633

		83,715,602

		172,779,980

Communication Services - 2.0%
Diversified Telecommunication Services - 1.1%
Vonage Holdings Corp. (a)	2,014,481	26,712,018

Entertainment - 0.9%
Take-Two Interactive Software, Inc. (a)	159,283	20,526,800

		47,238,818

Energy - 1.6%
Energy Equipment & Services - 1.6%
Cactus, Inc.-Class A (a)	554,659	18,558,890
Oceaneering International, Inc. (a)	971,730	18,404,566

		36,963,456

Materials - 1.1%
Chemicals - 1.1%
PolyOne Corp.	846,324	27,344,729

Total Common Stocks (cost $1,842,446,878)		2,290,655,952

INVESTMENT COMPANIES - 0.7%
Funds and Investment Trusts - 0.7%
iShares Russell 2000 Growth ETF (b)(c) (cost $15,356,341)	88,910	16,705,300

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co., Inc. (The)-Series D
0.00% (a)(d)(e)(f)	42,660	1,162,319
Honest Co., Inc. (The)-Series E
0.00% (a)(d)(e)(f)	11,161	207,897

Total Preferred Stocks (cost $2,170,717)		1,370,216

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.08% (c)(g)(h) (cost $26,589,894)	26,589,894	$26,589,894

Total Investments Before Security Lending Collateral for Securities Loaned - 98.0% (cost $1,886,563,830)		2,335,321,362

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.08% (c)(g)(h) (cost $58,083,034)	58,083,034	58,083,034

Total Investments - 100.4% (cost $1,944,646,864) (i)		2,393,404,396
Other assets less liabilities - (0.4)%		(9,593,882)

Net Assets - 100.0%		$2,383,810,514

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $556,079,470 and gross unrealized depreciation of investments was $(107,321,938), resulting in net unrealized appreciation of $448,757,532.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,290,655,952		$	– 0	–	$	– 0	–	$2,290,655,952
Investment Companies	16,705,300			– 0	–		– 0	–	16,705,300
Preferred Stocks	– 0	–		– 0	–		1,370,216		1,370,216
Short-Term Investments	26,589,894			– 0	–		– 0	–	26,589,894
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	58,083,034			– 0	–		– 0	–	58,083,034

Total Investments in Securities	2,392,034,180			– 0	–		1,370,216		2,393,404,396
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,392,034,180		$	– 0	–		$1,370,216		$2,393,404,396

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/18	$1,383,402		$1,383,402
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(13,186)		(13,186)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 10/31/18	$1,370,216		$1,370,216

Net change in unrealized appreciation/depreciation from investments held as of 10/31/18	$(13,186)		$(13,186)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,349	$241,172	$247,931	$26,590	$152
Government Money Market Portfolio*	81,343	243,571	266,831	58,083	273

Total	$114,692	$484,743	$514,762	$84,673	$425

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2018